RISK MANAGEMENT - Offset of financial assets (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of offsetting of financial assets [line items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	$ 1,485,496	$ 5,406,686
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	1,485,496	5,406,686
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(634,639)	(4,548,117)
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(42,157)	(315,876)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	808,700	542,693
Derivatives
Disclosure of offsetting of financial assets [line items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	1,084,032	798,824
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	1,084,032	798,824
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(314,891)	(199,773)
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(42,157)	(265,361)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	726,984	333,690
Repurchase Agreements
Disclosure of offsetting of financial assets [line items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	401,464	4,607,862
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	401,464	4,607,862
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(319,748)	(4,348,344)
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets		(50,515)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	$ 81,716	$ 209,003